Trade Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]

Trade accounts receivable consists of the following:

	December 31,
	2014	2013
Trade accounts receivable	$45,065	$51,331
Less: Allowance for doubtful accounts	(110)	(403)
	$44,955	$50,928

Schedule of Changes In Allowance For Doubtful Accounts Receivable [Table Text Block]

The changes in allowances for doubtful accounts for the years ended December 31, 2014 and 2013 are as follows:

	December 31,
	2014	2013
Balance at beginning of year	$403	$273
Provision for bad debts	20	265
Deductions and write-offs	(313)	(135)
Balance at end of year	$110	$403